Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	$ 11,635	$ 43,814
Advance payments to merchants		12,863
Rental guarantees	147	112
Deposits in brokers		5,576
Loss allowance		(5,576)
Total current Other Assets	11,782	56,789
Stand by Credit Letters Required by Merchants
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:		18,575
Banks requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	3,000	19,988
Processors and Others Requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	5,072	1,688
Credit Card Requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	$ 3,563	$ 3,563